VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Vat And Other Taxes Payable [Abstract]
VAT payable	$ 120,305	$ 105,623
Additions and fees	15,114	5,912
Other taxes	2,276	13,264
Total Other Taxes Payable	$ 137,695	$ 124,799